Leases (Details 2)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Weighted average remaining lease term (Years) Operating leases	3 years 9 months 18 days	4 years 7 months 6 days	1 year 9 months 18 days
Weighted average discount rate Operating leases	15.00%	15.00%	10.75%